ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2022	2021
Current
Accounts payable	$4,099	$3,665
Accrued and other liabilities (1) (2)	5,840	4,977
Lease liability	332	312
Financial liabilities (3)	352	316
Unearned premiums reserve	586	620
Work in progress (4)	1,175	1,397
Provisions and decommissioning liabilities (5)	770	563
Liabilities associated with assets held for sale	42	—
Total current	$13,196	$11,850
Non-current
Accounts payable	$90	$119
Accrued and other liabilities (2)	1,627	1,556
Lease liability	1,274	1,293
Financial liabilities (3)	2,141	2,159
Unearned premiums reserve	1,463	1,608
Work in progress (4)	49	1
Provisions and decommissioning liabilities (5)	789	1,050
Total non-current	$7,433	$7,786
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(1)Includes bank overdrafts of $636 million as at December 31, 2022 (2021: $727 million).
(2)Includes post-employment benefits of $642 million ($20 million current and $622 million non-current) as at December 31, 2022 and $771 million ($20 million current and $751 million non-current) as at December 31, 2021. See Note 30 for additional information.
(3)Includes financial liabilities of $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 and $1,732 million ($66 million current and $1,666 million non-current) as at December 31, 2021 related to the sale and leaseback of hospitals.
(4)See Note 16 for additional information.
(5)Includes decommissioning liabilities of $443 million (2021: $665 million) primarily from the partnership’s nuclear technology services operations, natural gas production and advanced energy storage operations. The liabilities were determined using a discount rate between 2.8% and 8.5% (2021: 1.0% and 8.5%) and an inflation rate between 2.0% and 3.0% (2021: 2.0% and 3.0%), determined as appropriate for the underlying assets.

Disclosure of other provisions
The following table presents the change in the provision balances for the years ended December 31, 2022 and 2021 :

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2021	$673	$253	$765	$1,691
Additional provisions recognized	6	248	257	511
Reduction arising from payments/derecognition	(17)	(249)	(236)	(502)
Accretion expenses	17	—	—	17
Change in discount rate	12	—	(7)	5
Change in other estimates	(20)	(14)	(31)	(65)
Foreign currency translation	(6)	(6)	(32)	(44)
Balance at December 31, 2021	$665	$232	$716	$1,613
Additional provisions recognized	5	236	525	766
Reduction arising from payments/derecognition	(12)	(277)	(262)	(551)
Accretion expenses	16	—	—	16
Change in discount rate	(214)	—	(12)	(226)
Change in other estimates	(3)	(6)	—	(9)
Foreign currency translation	(14)	(7)	(29)	(50)
Balance at December 31, 2022	$443	$178	$938	$1,559